Accounting for Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Millions	3 Months Ended						5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015	Mar. 31, 2015		Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Long-term Debt	$ 5,552	$ 5,601						$ 5,552			$ 5,656		$ 5,800
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3											0
Fair Value of Derivative Instruments
Derivative Liabilities	(159)	(148)						(159)			(100)		(129)
Derivative Assets	1							1					4
Derivative instruments — affiliate	1							1			0	[1]	2	[1]
Fair Value of Gross Derivative Assets/(Liabilities), Net													(125)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset													0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral													(125)
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL beginning balance	(124)	(83)		$ (96)	$ (76)			(83)	$ (76)	$ (68)	(76)		(16)		$ (68)
Mark-to-market of cash flow hedge accounting contracts	(16)	(41)	[2]	23	(20)	[2]		(57)	3		(7)	[3]	(60)	[3]	52	[3]
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	(140)	(124)		(73)	(96)		$ (16)	(140)	(73)		(83)		(76)		(16)
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	28	25		10	14		1	28	10		16		6		1
Loss expected to be realized from OCI during the next 12 months, net of tax		17						(19)			14
Summary of Derivative Instruments Impact on Results of Operations
Unrealized gain/(loss) on derivatives							7			$ 41	(7)		(60)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3											0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount											0		0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount											0		0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount											0		0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount											0		0
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months, Tax	4	4						4			3
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net		0			0			0	0		0		0		0
Derivative, Collateral, Right to Reclaim Cash	0	0						0			0		0
Derivative, Collateral, Obligation to Return Cash	0	0						0			0		0
Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3	3		4	3			6	7		14		14		14
Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(142)	(131)						(142)			(90)		(101)
Derivative Assets	0							0					2
Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(17)	(17)						(17)			(10)		(28)
Derivative Assets	1							1					2
Interest rate contracts current | Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(34)	(33)						(34)			(34)		(44)
Derivative Assets	0							0					0
Interest rate contracts current | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(3)	(3)						(3)			(3)		(5)
Derivative Assets	0							0					0
Interest rate contracts long-term | Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(108)	(98)						(108)			(56)		(57)
Derivative Assets	0							0					2
Interest rate contracts long-term | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(14)	(12)						(14)			(5)		(20)
Derivative Assets	0							0					0
Commodity contracts current | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	0	(2)						0			(2)		(3)
Derivative Assets	1							1					2
Commodity contracts
Derivative [Line Items]
Derivative Liability													(3)
Fair Value of Derivative Instruments
Derivative Liabilities													(3)
Derivative Assets													2
Derivative instruments — affiliate													2
Fair Value of Gross Derivative Assets/(Liabilities), Net													(1)
Derivative Liability, Fair Value, Gross Asset													0
Derivative Asset, Fair Value, Gross Liability													0
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset													0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral													(1)
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative Liability													(124)
Fair Value of Derivative Instruments
Derivative Liabilities													(126)
Derivative Assets													2
Derivative instruments — affiliate													0
Fair Value of Gross Derivative Assets/(Liabilities), Net													(124)
Derivative Liability, Fair Value, Gross Asset													2
Derivative Asset, Fair Value, Gross Liability													(2)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset													0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral													(124)
Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL beginning balance	(44)	(27)		(23)	(9)			(27)	(9)		(9)		0
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	(47)	(44)		(16)	(23)		0	(47)	(16)		(27)		(9)		0
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL beginning balance	(80)	(56)		(73)	(67)			(56)	(67)		(67)		(16)
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	$ (93)	$ (80)		$ (57)	$ (73)		(16)	$ (93)	$ (57)		$ (56)		(67)		$ (16)
Summary of Derivative Instruments Impact on Results of Operations
Unrealized gain/(loss) on derivatives							$ 10						$ (51)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.